N-2 - USD ($)				3 Months Ended
		Nov. 18, 2022	Oct. 18, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Cover [Abstract]
Entity Central Index Key		0000832327
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		BlackRock Income Trust, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales load paid by you (as a percentage of offering price) (1)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (2)	0.05%
Dividend reinvestment plan fees	$0.02 per share for open-market purchases of common shares	(3)
Dividend reinvestment plan sale transaction fee	$2.50	(3)

(1)
Represents the estimated commission with respect to the Fund’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Fund’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Fund’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Fund’s common shares at the time of any such sale.

(2)
Based on a sales price per share of $12.59, which represents the last reported sales price per share of the Fund’s common shares on the NYSE on November 15, 2022. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Fund in connection with this offering, which are estimated to be $144,818. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement, the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.

(3)
Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0.02
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.05%
Annual Expenses [Table Text Block]

Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Management fees (4)(5)	0.65%
Other expenses (6)	0.75%
Miscellaneous other expenses (6)(7)	0.29%
Interest expense (6)(7)(8)	0.46%
Total annual Fund operating expenses (5)(7)	1.40%
Fee waivers and/or expense reimbursements (5)	—
Total annual Fund operating expenses after fee waivers and/or expense reimbursements (5)	1.40%

(4)
The Fund currently pays the Advisor a monthly fee at an annual contractual investment management fee rate of 0.65% of the average weekly value of the Fund’s net assets. For purposes of calculating these fees, “net assets” means the total assets of the Fund minus the sum of its accrued liabilities (including the aggregate indebtedness constituting financial leverage).

(5)
The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual fee, through June 30, 2024. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2024. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the members of the board of directors of the Fund who are not “interested persons” (as defined in the Investment Company Act) of the Fund or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.

(6)	Other Expenses have been restated to reflect current fees.

(7)
The Total Annual Fund Operating Expenses do not correlate to the ratios of expense to the average net assets in the Fund’s most recent annual report, which do not include the restatement of Miscellaneous Other Expenses and Interest Expense to reflect current fees.

(8)
Assumes the use of leverage in the form of reverse repurchase agreements representing 31.1% of Managed Assets at an annual interest expense to the Fund of 1.09% which is based on current market conditions. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes.

Management Fees [Percent]	[4],[5]	0.65%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[6],[7]	0.29%
Other Annual Expense 2 [Percent]	[6],[7],[8]	0.46%
Other Annual Expenses [Percent]	[6]	0.75%
Total Annual Expenses [Percent]	[4],[7]	1.40%
Waivers and Reimbursements of Fees [Percent]	[4]	0.00%
Net Expense over Assets [Percent]	[4]	1.40%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses (including the sales load of $10.00 and offering costs of $0.50) that you would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 1.40% of net assets attributable to common shares, and (ii) a 5% annual return:

	One Year	Three Years	Five Years	Ten Years
Total expenses incurred	$25	$54	$86	$176

Expense Example, Year 01		$ 25
Expense Example, Years 1 to 3		54
Expense Example, Years 1 to 5		86
Expense Example, Years 1 to 10		$ 176
Purpose of Fee Table , Note [Text Block]		The following table and example are intended to assi st you in understanding the various costs and expenses directly or indirectly associated with investing in our common shares.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Other Expenses, Note [Text Block]		Other Expenses have been restated to reflect current fees.
Management Fee not based on Net Assets, Note [Text Block]		The Fund currently pays the Advisor a monthly fee at an annual contractual investment management fee rate of 0.65% of the average weekly value of the Fund’s net assets. For purposes of calculating these fees, “net assets” means the total assets of the Fund minus the sum of its accrued liabilities (including the aggregate indebtedness constituting financial leverage).
Acquired Fund Total Annual Expenses, Note [Text Block]		The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual fee, through June 30, 2024. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2024. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the members of the board of directors of the Fund who are not “interested persons” (as defined in the Investment Company Act) of the Fund or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Fund’s investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
CAPITALIZATION
The Fund may offer and sell up to 8,333,333 common shares, $0.01 par value per share, from time to time through the
Sub-Placement
Agent as
sub-placement
agent under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of the Fund’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The table below assumes that the Fund will sell 8,333,333 common shares at a price of $12.59 per share (which represents the last reported sales price per share of the Fund’s common shares on the NYSE on November 15, 2022). Actual sales, if any, of the Fund’s common shares under this Prospectus Supplement and the accompanying Prospectus may be greater or less than $12.59 per share, depending on the market price of the Fund’s common shares at the time of any such sale. The Fund and the Distributor will determine whether any sales of the Fund’s common shares will be authorized on a particular day; the Fund and the Distributor, however, will not authorize sales of the Fund’s common shares if the per share price of the shares is less than the current net asset value per share plus the per share amount of the commission to be paid to the Distributor (the “Minimum Price”). The Fund and the Distributor may also not authorize sales of the Fund’s common shares on a particular day even if the per share price of the shares is equal to or greater than the Minimum Price or may only authorize a fixed number of shares to be sold on any particular day. The Fund and the Distributor will have full discretion regarding whether sales of Fund common shares will be authorized on a particular day and, if so, in what amounts.

The following table sets forth the Fund’s capitalization (1) on a historical basis as of June 30, 2022 (unaudited), as adjusted to reflect the effect of the Reverse Stock Split effective on October 18, 2022; and (2) on a pro forma basis as adjusted to reflect the assumed sale of 8,333,333 common shares at $12.59 per share (the last reported price per share of the Fund’s common shares on the NYSE on November 15, 2022), in an offering under this Prospectus Supplement and the accompanying Prospectus, after deducting the assumed commission of $1,049,167 (representing an estimated commission to the Distributor of 1.00% of the gross proceeds of the sale of Fund common shares, out of which the Distributor will compensate the
Sub-Placement
Agent at a rate of up to 0.80% of the gross sales proceeds of the sale of the Fund’s common shares sold by the
Sub-Placement
Agent).

	As of June 30, 2022 (unaudited)*	As adjusted for Offering (unaudited)
Common shares	21,304,278	29,637,611
Paid in Capital	$454,334,448	$558,057,126
Undistributed NII	$(6,163,770)	$(6,163,770)
Accumulated Loss	$(99,207,751)	$(99,207,751)
Net appreciation/depreciation	$(38,794,050)	$(38,794,050)
Net Assets	$310,168,877	$413,891,555
Net asset value (“NAV”)	$14.56	$13.97
* Common shares and NAV have been adjusted to reflect the effect of the Reverse Stock Split effective on October 18, 2022.

Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common shares
Prospectus [Member]
General Description of Registrant [Abstract]
Effects of Leverage [Text Block]
Effects of
Leverage
Assuming that leverage will represent approximately 31.2% of the Fund’s Managed Assets and that the Fund will bear expenses relating to that leverage at an average annual rate of 1.09%, the income generated by the Fund’s portfolio (net of estimated expenses) must exceed 0.34% in order to cover the expenses specifically related to the Fund’s use of leverage. Of course, these numbers are merely estimates used for illustration. Actual leverage expenses will vary frequently and may be significantly higher or lower than the rate estimated above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of investments held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. The table further reflects the use of leverage representing 31.2% of the Fund’s Managed Assets and an assumed annual cost of leverage of 1.09%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0%	5.00%	10.00%
Common Share Total Return	(15.0)%	(7.8)%	(0.5)%	6.8%	14.0%
Common share total return is composed of two elements: the common share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying for any leverage used by the Fund) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those securities.

Effects of Leverage [Table Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of investments held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. The table further reflects the use of leverage representing 31.2% of the Fund’s Managed Assets and an assumed annual cost of leverage of 1.09%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0%	5.00%	10.00%
Common Share Total Return	(15.0)%	(7.8)%	(0.5)%	6.8%	14.0%

Return at Minus Ten [Percent]		(15.00%)
Return at Minus Five [Percent]		(7.80%)
Return at Zero [Percent]		(0.50%)
Return at Plus Five [Percent]		6.80%
Return at Plus Ten [Percent]		14.00%
Effects of Leverage, Purpose [Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of investments held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. The table further reflects the use of leverage representing 31.2% of the Fund’s Managed Assets and an assumed annual cost of leverage of 1.09%.

Share Price [Table Text Block]

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price		Trading
During Quarter Ended	High	Low	High	Low	High	Low	Volume
September 30, 2022	$14.43	$12.06	$14.82	$13.08	(2.63)%	(7.80)%	10,282,072
June 30, 2022	$15.36	$12.93	$15.51	$14.43	(0.97)%	(10.33)%	18,907,464
March 31, 2022	$16.92	$14.85	$16.89	$15.66	0.18%	(5.17)%	21,937,873
December 31, 2021	$18.90	$16.95	$17.58	$16.95	7.51%	0.00%	16,500,738
September 30, 2021	$19.50	$17.88	$17.88	$17.67	9.06%	1.21%	13,508,607
June 30, 2021	$19.23	$18.27	$18.18	$18.39	5.78%	(0.65)%	16,030,457
March 31, 2021	$18.51	$18.00	$18.54	$18.57	(0.16)%	(3.07)%	14,365,814
December 31, 2020	$18.54	$18.03	$18.90	$18.90	(1.90)%	(4.60)%	16,528,633
September 30, 2020	$18.69	$18.12	$18.99	$18.87	(1.58)%	(3.97)%	15,631,179
June 30, 2020	$18.66	$17.43	$18.96	$18.93	(1.58)%	(7.92)%	15,686,411
March 31, 2020	$18.60	$16.56	$19.20	$18.78	(3.13)%	(11.82)%	25,023,091

Lowest Price or Bid				$ 12.06	$ 12.93	$ 14.85	$ 16.95	$ 17.88	$ 18.27	$ 18	$ 18.03	$ 18.12	$ 17.43	$ 16.56
Highest Price or Bid				14.43	15.36	16.92	18.9	19.5	19.23	18.51	18.54	18.69	18.66	18.6
Lowest Price or Bid, NAV				13.08	14.43	15.66	16.95	17.67	18.39	18.57	18.9	18.87	18.93	18.78
Highest Price or Bid, NAV				$ 14.82	$ 15.51	$ 16.89	$ 17.58	$ 17.88	$ 18.18	$ 18.54	$ 18.9	$ 18.99	$ 18.96	$ 19.2
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(2.63%)	(0.97%)	0.18%	7.51%	9.06%	5.78%	(0.16%)	(1.90%)	(1.58%)	(1.58%)	(3.13%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(7.80%)	(10.33%)	(5.17%)	0.00%	1.21%	(0.65%)	(3.07%)	(4.60%)	(3.97%)	(7.92%)	(11.82%)
Latest Share Price			$ 11.91
Latest Premium (Discount) to NAV [Percent]			(7.67%)
Latest NAV			$ 12.9
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
The following table provides the Fund’s authorized shares and common shares outstanding as of October 18, 2022.

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Exclusive of Amount held by Fund
Common Shares	200,000,000	0	21,304,278

Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Authorized [Shares]			200,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			21,304,278

[1]	Represents the estimated commission with respect to the Fund’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Fund’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Fund’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Fund’s common shares at the time of any such sale.
[2]	Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	Based on a sales price per share of $12.59, which represents the last reported sales price per share of the Fund’s common shares on the NYSE on November 15, 2022. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Fund in connection with this offering, which are estimated to be $144,818. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement, the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.
[4]	The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual fee, through June 30, 2024. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2024. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the members of the board of directors of the Fund who are not “interested persons” (as defined in the Investment Company Act) of the Fund or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.
[5]	The Fund currently pays the Advisor a monthly fee at an annual contractual investment management fee rate of 0.65% of the average weekly value of the Fund’s net assets. For purposes of calculating these fees, “net assets” means the total assets of the Fund minus the sum of its accrued liabilities (including the aggregate indebtedness constituting financial leverage).
[6]	Other Expenses have been restated to reflect current fees.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expense to the average net assets in the Fund’s most recent annual report, which do not include the restatement of Miscellaneous Other Expenses and Interest Expense to reflect current fees.
[8]	Assumes the use of leverage in the form of reverse repurchase agreements representing 31.1% of Managed Assets at an annual interest expense to the Fund of 1.09% which is based on current market conditions. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes.